	RMB SMID Cap Fund
	Portfolio Holdings As of March 31, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.9%
	(percentage of net assets)
	AEROSPACE & DEFENSE 1.1%
	HEICO Corp.	18,576	$2,852,159

	AUTO COMPONENTS 2.1%
*	Fox Factory Holding Corp.	19,295	1,889,945
*	Visteon Corp.	32,208	3,514,859
			5,404,804
	BANKS 10.4%
	First Republic Bank	24,492	3,970,153
	Pinnacle Financial Partners, Inc.	77,057	7,095,409
	ServisFirst Bancshares, Inc.	79,783	7,602,522
*	SVB Financial Group	4,265	2,386,054
	Webster Financial Corp.	99,963	5,609,924
			26,664,062
	BIOTECHNOLOGY 2.0%
*	2seventy bio, Inc.	22,157	377,998
*	CRISPR Therapeutics AG	21,674	1,360,477
*	Editas Medicine, Inc.	49,095	933,787
*	Exact Sciences Corp.	19,711	1,378,193
*	Intellia Therapeutics, Inc.	14,650	1,064,616
			5,115,071
	BUILDING PRODUCTS 2.4%
	Carlisle Cos., Inc.	16,573	4,075,632
*	Trex Co., Inc.	33,178	2,167,519
			6,243,151
	CAPITAL MARKETS 1.5%
	MarketAxess Holdings, Inc.	3,186	1,083,877
	Stifel Financial Corp.	39,293	2,667,995
			3,751,872
	CHEMICALS 1.4%
	RPM International, Inc.	42,991	3,501,187

	COMMERCIAL SERVICES & SUPPLIES 2.3%
*	Copart, Inc.	47,884	6,008,005

	CONSTRUCTION MATERIALS 3.9%
	Eagle Materials, Inc.	43,188	5,543,611
	Martin Marietta Materials, Inc.	11,321	4,357,340
			9,900,951
	CONTAINERS & PACKAGING 1.9%
	Avery Dennison Corp.	28,730	4,998,158

	DISTRIBUTORS 1.2%
	Pool Corp.	7,102	3,003,081

	DIVERSIFIED CONSUMER SERVICES 1.5%
*	Bright Horizons Family Solutions, Inc.	13,083	1,735,983
*	Terminix Global Holdings, Inc.	45,418	2,072,424
			3,808,407
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.4%
*	Teledyne Technologies, Inc.	15,634	7,389,097
*	Trimble, Inc.	55,857	4,029,524
			11,418,621
	ENTERTAINMENT 0.3%
*	Roku, Inc. - Class A	5,959	746,484

	EQUITY REAL ESTATE INVESTMENT 8.4%
	Alexandria Real Estate Equities, Inc.	23,952	4,820,340
	EastGroup Properties, Inc.	36,301	7,379,267
	PotlatchDeltic Corp.	85,448	4,505,673
	STORE Capital Corp.	165,850	4,847,796
			21,553,076
	HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
*	BioLife Solutions, Inc.	69,869	1,588,123
*	IDEXX Laboratories, Inc.	3,217	1,759,892
*	Insulet Corp.	3,649	972,057
			4,320,072
	HOTELS, RESTAURANTS & LEISURE 2.0%
	Vail Resorts, Inc.	19,896	5,178,332

	HOUSEHOLD DURABLES 2.2%
*	Helen of Troy Ltd.	5,904	1,156,239
*	NVR, Inc.	603	2,693,764
*	Sonos, Inc.	61,282	1,729,378
			5,579,381
	INFORMATION TECHNOLOGY SERVICES 1.2%
	Jack Henry & Associates, Inc.	15,864	3,126,001

	INSURANCE 5.3%
	American Financial Group, Inc.	52,029	7,576,463
*	Markel Corp.	4,035	5,952,593
			13,529,056
	LIFE SCIENCES TOOLS & SERVICES 7.2%
	Bio-Techne Corp.	13,775	5,965,126
*	NeoGenomics, Inc.	27,895	338,924
*	Repligen Corp.	27,537	5,179,435
	West Pharmaceutical Services, Inc.	17,168	7,051,069
			18,534,554
	MACHINERY 4.3%
	Graco, Inc.	56,109	3,911,920
	IDEX Corp.	19,033	3,649,197
	ITT, Inc.	44,633	3,356,848
			10,917,965
	METALS & MINING 3.7%
	Royal Gold, Inc.	25,720	3,633,721
	Steel Dynamics, Inc.	71,723	5,983,850
			9,617,571
	MULTI-UTILITIES 1.9%
	Algonquin Power & Utilities Corp.	309,373	4,801,469

	OIL, GAS & CONSUMABLE FUELS 4.5%
	Devon Energy Corp.	128,332	7,588,271
	Diamondback Energy, Inc.	28,138	3,857,157
			11,445,428
	PHARMACEUTICALS 2.4%
*	Catalent, Inc.	55,270	6,129,443

	ROAD & RAIL 1.8%
	Old Dominion Freight Line, Inc.	15,686	4,685,094

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
	MKS Instruments, Inc.	30,790	4,618,500
	Monolithic Power Systems, Inc.	12,453	6,048,173
			10,666,673
	SOFTWARE 7.3%
*	Digimarc Corp.	42,154	1,111,601
*	Fair Isaac Corp.	11,766	5,488,369
*	Five9, Inc.	20,984	2,316,634
*	Guidewire Software, Inc.	13,692	1,295,537
*	PTC, Inc.	43,317	4,666,107
*	Tyler Technologies, Inc.	8,806	3,917,701
			18,795,949
	TEXTILES, APPAREL & LUXURY GOODS 1.5%
	Columbia Sportswear Co.	41,528	3,759,530

	TRADING COMPANIES & DISTRIBUTORS 1.9%
	Watsco, Inc.	15,879	4,837,379
	Total Common Stocks (Cost: $130,433,501)		250,892,986

	Short-Term Investments 2.0%
	(percentage of net assets)
	MONEY MARKET FUNDS 2.0%
	First American Government Obligations Fund - Class X - 0.19% [a]	5,125,385	5,125,385
	Total Short-Term Investments (Cost: $5,125,385)		5,125,385

	Total Investments 99.9% (Cost: $135,558,886)		$256,018,371
	Cash and other assets, less liabilities 0.1%		193,214
	Net Assets 100.0%		$256,211,585

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2022	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$250,892,986	$-	$-	$250,892,986
Short-Term Investments	5,125,385	-	-	5,125,385
Total Investments in Securities	$256,018,371	$-	$-	$256,018,371

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.